Financial instruments (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	Aug. 31, 2025
Interest And Other Expenses
Accretion of provision for reclamation (Note 23)	$ 35	$ 35
Accretion of lease liabilities (Notes 10 and 23)	88	70
Accretion of deferred revenue (Notes 9 and 23)	59	84
Interest on borrowings	21
Financing costs expensed	67
Other	64	132
Total interest and other expenses	334	$ 321
Measured at amortized cost
Amounts receivable	7,736		$ 3,818
Measured at fair value through profit or loss
Cash	9,162		7,770
Measured at amortized cost
Amounts payables and accrued liabilities	15,194		18,164
Borrowings	1,329
Measured at fair value through profit or loss
Derivative financial instrument liabilities	$ 8,011		$ 1,011